FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial assets at amortised cost:
Loans and advances to customers	£ 484,858	£ 461,016
Loans and advances to banks	6,283	4,246
Debt securities	5,238	3,314
Level 2 of fair value hierarchy [member]
Financial assets at amortised cost:
Loans and advances to customers	40,483	16,832
Loans and advances to banks	461	771
Debt securities	5,233	3,571
Level 3 of fair value hierarchy [member]
Financial assets at amortised cost:
Loans and advances to customers	444,177	455,253
Loans and advances to banks	5,825	5,793
Debt securities	11	15
Purchased or originated credit-impaired [member] | Level 3 of fair value hierarchy [member]
Financial assets at amortised cost:
Loans and advances to customers	15,313
Reverse Repurchase Agreement [Member] | Level 2 of fair value hierarchy [member]
Financial assets at amortised cost:
Loans and advances to customers	40,483	16,832
Loans and advances to banks	461	771
Gross carrying amount [member]
Financial assets at amortised cost:
Loans and advances to customers	484,858	472,498
Loans and advances to banks	6,283	6,611
Debt securities	5,238	3,643
Gross carrying amount [member] | Purchased or originated credit-impaired [member]
Financial assets at amortised cost:
Loans and advances to customers	15,313
Gross carrying amount [member] | Reverse Repurchase Agreement [Member]
Financial assets at amortised cost:
Loans and advances to customers	40,483	16,832
Loans and advances to banks	461	771
At fair value [member]
Financial assets at amortised cost:
Loans and advances to customers	484,660	472,085
Loans and advances to banks	6,286	6,564
Debt securities	5,244	3,586
At fair value [member] | Purchased or originated credit-impaired [member]
Financial assets at amortised cost:
Loans and advances to customers	15,313
At fair value [member] | Reverse Repurchase Agreement [Member]
Financial assets at amortised cost:
Loans and advances to customers	40,483	16,832
Loans and advances to banks	461	771
Stage 1 [member] | Level 2 of fair value hierarchy [member]
Financial assets at amortised cost:
Loans and advances to customers	40,483
Stage 1 [member] | Level 3 of fair value hierarchy [member]
Financial assets at amortised cost:
Loans and advances to customers	400,059
Stage 1 [member] | Gross carrying amount [member]
Financial assets at amortised cost:
Loans and advances to customers	441,006
Stage 1 [member] | At fair value [member]
Financial assets at amortised cost:
Loans and advances to customers	440,542
Stage 2 [member] | Level 3 of fair value hierarchy [member]
Financial assets at amortised cost:
Loans and advances to customers	25,516
Stage 2 [member] | Gross carrying amount [member]
Financial assets at amortised cost:
Loans and advances to customers	24,351
Stage 2 [member] | At fair value [member]
Financial assets at amortised cost:
Loans and advances to customers	25,516
Stage 3 [member] | Level 3 of fair value hierarchy [member]
Financial assets at amortised cost:
Loans and advances to customers	3,289
Stage 3 [member] | Gross carrying amount [member]
Financial assets at amortised cost:
Loans and advances to customers	4,188
Stage 3 [member] | At fair value [member]
Financial assets at amortised cost:
Loans and advances to customers	£ 3,289
Unimpaired [Member] | Level 2 of fair value hierarchy [member]
Financial assets at amortised cost:
Loans and advances to customers		16,832
Unimpaired [Member] | Level 3 of fair value hierarchy [member]
Financial assets at amortised cost:
Loans and advances to customers		450,444
Unimpaired [Member] | Gross carrying amount [member]
Financial assets at amortised cost:
Loans and advances to customers		467,670
Unimpaired [Member] | At fair value [member]
Financial assets at amortised cost:
Loans and advances to customers		467,276
Financial assets impaired [member] | Level 3 of fair value hierarchy [member]
Financial assets at amortised cost:
Loans and advances to customers		4,809
Financial assets impaired [member] | Gross carrying amount [member]
Financial assets at amortised cost:
Loans and advances to customers		4,828
Financial assets impaired [member] | At fair value [member]
Financial assets at amortised cost:
Loans and advances to customers		£ 4,809